Private Placement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Private Placement [Line Items]
Convertible Debt [Table Text Block]
The debt discount is being amortized under the effective interest method over the term of the Convertible Notes.

Face value of the Convertible Notes	$5,500,009
Discount-fair value of embedded conversion feature	(5,376,000)
Proceeds attributable to the Convertible Notes	$124,009

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The Company calculated the fair value of the embedded conversion feature of the Convertible Notes at April 2, 2014 at the conversion features’ fair value, with the observable assumptions as provided in the table below.

As of April 2, 2014
Stock price on valuation date	$13.88
Conversion price	$3.00
Fair value	$26,790,177

Significant increases in either the probability or severity of default of the host instrument would result in a significantly lower fair value measurement.

	As of
	May 16, 2013	December 31, 2013
Stock price on valuation date	$1.68	$1.68
Conversion price	2.07	2.07
Term (years)	1.25	.26
Expected volatility	60%	60%
Dividend yield	0%	0%
Weighted average risk-free interest rate	0.79%	1.75%
Trials	20,000	20,000
Aggregate fair value	$5,376,000	$5,573,000

Schedule of Derivative Instruments [Table Text Block]

Derivative issuance expenses incurred in connection with the Private Placement are shown below and were expensed upon the issuance of the Convertible Notes, as substantially all the value was attributable to the derivative instruments.

For the Year Ended December 31, 2013
Fair value of Financing Warrant	$186,500
Cash placement agent fee	538,393
Legal and other expenses	162,169
Total	$887,062

Financing And Consulting Warrant [Member]
Private Placement [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Provided below are the principal assumptions used in the measurement of the fair values of the Financing Warrant and the Consulting Warrant as of June 24, 2014 and December 31, 2013.

	As of June 24, 2014		As of December 31, 2013
	Financing Warrant	Consulting Warrant	Financing Warrant	Consulting Warrant
Stock price on valuation date	$14.69	$14.69	$1.68	$1.68
Exercise price	$3.60	$0.04	$2.49	$0.04
Term (years)	3.89	3.89	4.38	4.38
Expected volatility	60%	60%	60%	60%
Dividend yield	0%	0%	0%	0%
Weighted average risk-free interest rate	1.33%	1.33%	1.75%	1.75%
Number of warrants	152,778	278,228	220,905	278,228
Number of trials	20,000	20,000	20,000	20,000
Aggregate fair value	$1,733,000	$4,019,000	$175,000	$529,000

Provided below are the principal assumptions used in the measurement of the fair values of the Financings Warrant and the Consulting Warrant as of May 16, 2013 and December 31, 2013.

	As of May 16, 2012		As of December 31, 2013
	Financing Warrant	Consulting Warrant	Financing Warrant	Consulting Warrant
Stock price on valuation date	$1.68	$1.68	$1.68	$1.68
Exercise price	$2.49	$0.04	$2.49	$0.04
Term (years)	5.00	5.00	4.38	4.38
Expected volatility	60%	60%	60%	60%
Dividend yield	0%	0%	0%	0%
Weighted average risk-free interest rate	0.79%	0.79%	1.75%	1.75%
Number of warrants	220,905	278,228	220,905	278,228
Number of trials	20,000	20,000	20,000	20,000
Aggregate fair value	$186,500	$537,500	$175,000	$529,000